Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 3,970	$ 11,777		$ 9,414
Restricted cash (included in Other assets)	350	350		250
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 4,320	$ 12,127	$ 7,017	$ 9,664	$ 30,301